Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk	The following table summarizes customers with greater than 10% of the accounts receivables:

	As of March 31,
	2024	2025

Customer A	*	39%
Customer B	*	23%

(b)
Concentration of customers and suppliers

The following table summarizes customers with greater than 10% of total revenue of the Group:

	For the year ended March 31,
	2023	2024	2025

Customer B	*	*	12%
Customer A	*	*	11%